UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22049

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

Date of Fiscal Year End October 31

Date of Reporting Period October 31, 2015

Item 1. Reports to Stockholders

International Income Portfolio

October 31, 2015

Portfolio of Investments

Foreign Government Bonds — 35.4%

Security		Principal Amount (000’s omitted)	Value

Bangladesh — 4.2%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	174,200	$2,281,402
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	138,000	1,899,422
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	1,980,935
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	59,400	835,444
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	2,003,829
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	73,100	1,054,664

Total Bangladesh			$10,055,696

Bosnia and Herzegovina — 1.0%
Republic of Srpska, 1.50%, 6/30/23	BAM	1,837	$832,142
Republic of Srpska, 1.50%, 10/30/23	BAM	1,567	709,417
Republic of Srpska, 1.50%, 5/31/25	BAM	460	199,026
Republic of Srpska, 1.50%, 12/24/25	BAM	921	386,359
Republic of Srpska, 11.50%, 9/25/26	BAM	469	189,122

Total Bosnia and Herzegovina			$2,316,066

Colombia — 3.4%
Titulos De Tesoreria B, 7.00%, 9/11/19	COP	10,217,100	$3,553,858
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	13,092,200	4,576,074

Total Colombia			$8,129,932

Costa Rica — 1.9%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	1,645,000	$3,198,337
Titulo Propiedad UD, 1.00%, 1/12/22(1)	CRC	528,890	856,243
Titulo Propiedad UD, 1.63%, 7/13/16(1)	CRC	293,189	542,190

Total Costa Rica			$4,596,770

Dominican Republic — 5.6%
Dominican Republic International Bond, 10.40%, 5/10/19(2)	DOP	231,200	$5,208,589
Dominican Republic International Bond, 13.50%, 8/4/17(2)	DOP	11,400	268,342
Dominican Republic International Bond, 14.00%, 6/8/18(2)	DOP	247,100	6,011,291
Dominican Republic International Bond, 16.00%, 2/10/17(2)	DOP	74,600	1,778,487

Total Dominican Republic			$13,266,709

Georgia — 0.3%
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	$202,438
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	198,440

Security		Principal Amount (000’s omitted)	Value

Georgia (continued)
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	165	$67,191
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	207,809

Total Georgia			$675,878

Iceland — 4.6%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,015,670	$5,909,703
Republic of Iceland, 7.25%, 10/26/22	ISK	105,472	657,142
Republic of Iceland, 8.75%, 2/26/19	ISK	693,422	4,286,570

Total Iceland			$10,853,415

Malaysia — 1.8%
Malaysia Government Bond, 3.82%, 11/15/16	MYR	18,550	$4,355,273

Total Malaysia			$4,355,273

Philippines — 0.1%
Republic of the Philippines, 4.95%, 1/15/21	PHP	15,000	$330,840

Total Philippines			$330,840

Romania — 2.6%
Romania Government Bond, 5.75%, 1/27/16	RON	24,440	$6,146,504

Total Romania			$6,146,504

Serbia — 3.5%
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	117,300	$1,128,294
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	625,470	6,108,026
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	97,600	955,736

Total Serbia			$8,192,056

Sri Lanka — 1.4%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	244,640	$1,701,861
Sri Lanka Government Bond, 8.50%, 6/1/18	LKR	235,900	1,668,436

Total Sri Lanka			$3,370,297

Uruguay — 2.3%
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(1)	UYU	15,582	$507,016
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(1)	UYU	58,355	1,968,194
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(1)	UYU	86,600	2,928,024

Total Uruguay			$5,403,234

Vietnam — 2.7%
Vietnam Government Bond, 5.60%, 4/15/16	VND	38,287,200	$1,720,451

19	See Notes to Financial Statements.

International Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Vietnam (continued)
Vietnam Government Bond, 5.90%, 3/15/16	VND	50,000,000	$2,247,722
Vietnam Government Bond, 7.60%, 10/31/16	VND	7,000,000	321,518
Vietnam Government Bond, 8.60%, 2/15/16	VND	44,840,200	2,030,918

Total Vietnam			$6,320,609

Total Foreign Government Bonds (identified cost $96,378,537)			$84,013,279

Foreign Corporate Bonds — 0.6%

Security		Principal Amount (000’s omitted)	Value

Supranational — 0.6%
International Bank for Reconstruction & Development, 3.40%, 4/15/17(1)	UYU	42,323	$1,412,856

Total Supranational			$1,412,856

Total Foreign Corporate Bonds (identified cost $1,846,136)			$1,412,856

Collateralized Mortgage Obligations — 0.4%

Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$196,531	$219,299
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.57%, 8/25/39(3)		542,604	610,877

Total Collateralized Mortgage Obligations (identified cost $764,087)			$830,176

Mortgage Pass-Throughs — 1.7%

Security		Principal Amount	Value
Federal National Mortgage Association:
1.893%, with maturity at 2035(4)(5)		$885,516	$920,738
3.842%, with maturity at 2035(4)		724,715	786,075
6.50%, with maturity at 2017		167	168
7.00%, with maturity at 2033(5)		443,586	514,535
7.50%, with maturity at 2035		279,424	331,318
8.50%, with maturity at 2032		223,950	275,121

			$2,827,955

Security	Principal Amount	Value

Government National Mortgage Association:
7.00%, with maturity at 2035(5)	$754,732	$892,916
9.00%, with various maturities to 2024	374,074	418,448

		$1,311,364

Total Mortgage Pass-Throughs (identified cost $3,860,732)		$4,139,319

U.S. Treasury Obligations — 20.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 9.875%, 11/15/15(5)	$48,100	$48,266,282

Total U.S. Treasury Obligations (identified cost $48,278,251)		$48,266,282

Currency Options Purchased — 0.1%

Descri ption	Counter party	Principal Amount of Contracts (000’s omitted)	Strike Price	Expi ration Date	Value

Call INR/ Put USD	Citibank, N.A.	INR 205,193	INR 67.79	7/4/16	$73,729
Call SEK /Put EUR	Morgan Stanley & Co. International PLC	SEK 19,594	SEK 9.30	10/17/16	55,972

Total Currency Options Purchased (identified cost $173,523)					$129,701

Short-Term Investments — 39.8%

Foreign Government Securities — 17.9%

Security		Principal Amount (000’s omitted)	Value

Brazil — 1.9%
Letra Tesouro Nacional Bill, 0.00%, 4/1/16	BRL	15,830	$3,882,805
Letra Tesouro Nacional Bill, 0.00%, 10/1/16	BRL	3,121	710,459

Total Brazil			$4,593,264

Georgia — 1.9%
Georgia Treasury Bill, 0.00%, 8/18/16	GEL	11,499	$4,421,101

Total Georgia			$4,421,101

20	See Notes to Financial Statements.

International Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 4/15/16	ISK	32,490	$180,582

Total Iceland			$180,582

Lebanon — 4.6%
Lebanon Treasury Bill, 0.00%, 12/10/15	LBP	11,021,640	$7,276,504
Lebanon Treasury Bill, 0.00%, 1/7/16	LBP	5,687,260	3,742,105

Total Lebanon			$11,018,609

Mexico — 4.2%
Mexico Cetes, 0.00%, 12/17/15	MXN	81,855	$4,936,030
Mexico Cetes, 0.00%, 3/3/16	MXN	83,456	5,000,145

Total Mexico			$9,936,175

Pakistan — 2.3%
Pakistan Treasury Bill, 0.00%, 8/4/16	PKR	603,000	$5,454,204

Total Pakistan			$5,454,204

Sri Lanka — 2.9%
Sri Lanka Treasury Bill, 0.00%, 12/11/15	LKR	14,000	$98,555
Sri Lanka Treasury Bill, 0.00%, 1/29/16	LKR	71,620	499,738
Sri Lanka Treasury Bill, 0.00%, 2/19/16	LKR	78,150	543,130
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	340,340	2,362,076
Sri Lanka Treasury Bill, 0.00%, 3/4/16	LKR	475,900	3,298,371

Total Sri Lanka			$6,801,870

Total Foreign Government Securities (identified cost $43,301,497)			$42,405,805

U.S. Treasury Obligations — 18.1%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 12/17/15(5)		$32,000	$31,999,456
U.S. Treasury Bill, 0.00%, 3/24/16(5)		11,000	10,994,379

Total U.S. Treasury Obligations (identified cost $42,996,447)			$42,993,835

Other — 3.8%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.20%(6)	$9,136	$9,136,311

Total Other (identified cost $9,136,311)		$9,136,311

Total Short-Term Investments (identified cost $95,434,255)		$94,535,951

Total Investments — 98.3% (identified cost $246,735,521)		$233,327,564

Currency Options Written — (0.1)%

Description	Counter party	Principal Amount of Contracts (000’s omitted)	Strike Price	Expi ration Date	Value

Call INR/Put USD	Deutsche Bank AG	INR 205,193	INR 67.79	7/4/16	$(73,729)
Call TRY/Put USD	Citibank, N.A.	TRY 7,116	TRY 2.97	11/4/15	(45,249)

Total Currency Options Written (premiums received $70,710)					$(118,978)

Other Assets, Less Liabilities — 1.8%					$4,042,198

Net Assets — 100.0%					$237,250,784

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2015, the aggregate value of these securities is $13,266,709 or 5.6% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2015.

(4)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2015.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015.

21	See Notes to Financial Statements.

International Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	7,960,221	PLN	34,093,625	BNP Paribas	11/3/15	$—	$(69,144)
EUR	1,424,266	PLN	6,038,000	JPMorgan Chase Bank, N.A.	11/3/15	3,707	—
EUR	534,434	PLN	2,271,051	JPMorgan Chase Bank, N.A.	11/3/15	—	(2)
EUR	1,944,491	PLN	8,270,000	Standard Chartered Bank	11/3/15	—	(1,816)
PLN	50,672,676	EUR	12,175,956	JPMorgan Chase Bank, N.A.	11/3/15	—	(276,435)
ZMW	4,780,000	USD	596,218	Standard Chartered Bank	11/3/15	—	(216,250)
ZMW	4,728,200	USD	596,212	Standard Chartered Bank	11/3/15	—	(220,361)
PHP	455,235,000	USD	9,901,579	Australia and New Zealand Banking Group Limited	11/4/15	—	(178,906)
SGD	6,570,000	USD	4,761,905	Bank of America, N.A.	11/6/15	—	(72,665)
USD	4,680,827	SGD	6,570,000	HSBC Bank USA, N.A.	11/6/15	—	(8,412)
ZMW	3,623,800	USD	456,573	Standard Chartered Bank	11/6/15	—	(168,734)
EUR	476,033	USD	538,570	Morgan Stanley & Co. International PLC	11/9/15	—	(15,064)
TRY	7,210,000	USD	2,504,516	BNP Paribas	11/9/15	—	(36,614)
USD	6,631,560	EUR	6,048,850	BNP Paribas	11/9/15	—	(20,526)
USD	1,109,582	PHP	52,400,000	BNP Paribas	11/9/15	—	(9,431)
CLP	1,179,347,000	USD	1,708,208	BNP Paribas	11/18/15	—	(5,326)
CLP	4,667,822,000	USD	6,782,161	BNP Paribas	11/18/15	—	(42,199)
USD	1,639,725	CLP	1,148,955,000	BNP Paribas	11/18/15	—	(19,275)
MXN	3,711,286	USD	223,720	Standard Chartered Bank	11/19/15	715	—
EUR	3,721,867	USD	4,177,608	Morgan Stanley & Co. International PLC	12/2/15	—	(83,381)
USD	11,492,932	EUR	9,979,319	Bank of America, N.A.	12/2/15	515,218	—
GBP	5,561,965	EUR	7,525,663	Standard Chartered Bank	12/4/15	293,872	—
EUR	1,342,961	USD	1,513,262	Goldman Sachs International	12/9/15	—	(35,712)
EUR	10,480,447	USD	11,809,472	Goldman Sachs International	12/9/15	—	(278,699)
INR	288,910,000	USD	4,384,925	Bank of America, N.A.	12/9/15	7,744	—
INR	276,848,000	USD	4,201,217	Deutsche Bank AG	12/9/15	8,059	—
INR	235,986,000	USD	3,616,006	Standard Chartered Bank	12/9/15	—	(28,008)
TRY	25,283,388	USD	8,089,519	Standard Chartered Bank	12/11/15	484,672	—
USD	2,500,621	TRY	7,362,500	Standard Chartered Bank	12/11/15	3,824	—
USD	2,272,608	EUR	2,028,000	Standard Chartered Bank	12/14/15	41,100	—
EUR	5,657,974	USD	6,422,649	Standard Chartered Bank	12/16/15	—	(196,607)
USD	631,674	EUR	565,611	Goldman Sachs International	12/16/15	9,275	—
USD	17,319,596	EUR	15,508,234	Standard Chartered Bank	12/16/15	254,313	—
ZMW	19,510,800	USD	2,466,443	Standard Chartered Bank	12/16/15	—	(945,434)
NOK	45,690,000	EUR	4,938,162	Standard Chartered Bank	12/18/15	—	(60,768)
USD	5,045,357	COP	15,665,832,000	Standard Chartered Bank	12/18/15	—	(334,044)
CNH	29,826,000	USD	4,616,671	Bank of America, N.A.	12/21/15	76,395	—
EUR	1,331,000	USD	1,521,458	UBS AG	12/22/15	—	(56,614)
GBP	1,369,000	USD	2,141,891	BNP Paribas	12/22/15	—	(31,874)
TRY	7,979,000	USD	3,252,792	Bank of America, N.A.	1/13/16	—	(571,963)
TRY	2,357,510	USD	965,599	Deutsche Bank AG	1/13/16	—	(173,510)
USD	1,375,781	TRY	3,873,510	BNP Paribas	1/13/16	74,337	—
USD	920,191	TRY	2,536,000	BNP Paribas	1/13/16	68,132	—
USD	475,351	TRY	1,294,000	BNP Paribas	1/13/16	40,586	—
USD	966,586	TRY	2,633,000	Standard Chartered Bank	1/13/16	81,936	—

SEK	15,136,892	EUR	1,623,760	Morgan Stanley & Co. International PLC	1/19/16	—	(12,908)

22	See Notes to Financial Statements.

International Income Portfolio

October 31, 2015

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
SEK	61,656,990	EUR	6,587,218	Standard Chartered Bank	1/19/16	$—	$(23,027)
EUR	1,434,043	USD	1,582,538	Standard Chartered Bank	1/21/16	—	(3,223)
USD	5,225,164	EUR	4,601,398	Standard Chartered Bank	1/21/16	157,632	—
CNH	33,930,000	USD	5,291,641	BNP Paribas	1/26/16	31,183	—
HUF	622,689,567	EUR	2,009,158	Deutsche Bank AG	1/27/16	—	(11,133)
RSD	6,427,136	EUR	50,695	Citibank, N.A.	1/29/16	2,278	—
RSD	194,760,000	EUR	1,555,591	Deutsche Bank AG	1/29/16	47,673	—
RSD	3,318,000	EUR	26,188	Deutsche Bank AG	1/29/16	1,158	—
PLN	34,093,625	EUR	7,927,459	BNP Paribas	2/3/16	68,086	—
ZMW	19,965,700	USD	2,487,938	Citibank, N.A.	2/10/16	—	(979,536)
ZMW	10,251,000	USD	1,256,547	Standard Chartered Bank	3/10/16	—	(494,193)
GTQ	24,320,000	USD	3,121,350	Citibank, N.A.	3/11/16	11,917	—
ZMW	9,851,000	USD	1,202,074	ICBC Standard Bank plc	3/14/16	—	(471,044)
ZMW	10,042,000	USD	1,212,802	Standard Chartered Bank	3/14/16	—	(467,597)
ZMW	18,883,000	USD	2,242,637	Barclays Bank PLC	3/24/16	—	(848,848)
KES	120,000,000	USD	1,094,391	ICBC Standard Bank plc	4/27/16	38,465	—
RSD	448,485,000	EUR	3,496,959	Deutsche Bank AG	9/1/16	—	(21,911)

						$2,322,277	$(7,491,194)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	Dec-15	$(1,317,407)	$(1,317,508)	$(101)
U.S. 10-Year Treasury Note	4	Short	Dec-15	(509,251)	(510,750)	(1,499)

						$(1,600)

Currency Abbreviations:

BAM	–	Bosnia-Herzegovina Convertible Mark
BDT	–	Bangladeshi Taka
BRL	–	Brazilian Real
CLP	–	Chilean Peso
CNH	–	Yuan Renminbi Offshore
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
GTQ	–	Guatemalan Quetzal
HUF	–	Hungarian Forint
INR	–	Indian Rupee
ISK	–	Icelandic Krona
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound

LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PHP	–	Philippine Peso
PKR	–	Pakistani Rupee
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
TRY	–	New Turkish Lira
USD	–	United States Dollar
UYU	–	Uruguayan Peso
VND	–	Vietnamese Dong
ZMW	–	Zambian Kwacha

23	See Notes to Financial Statements.

International Income Portfolio

October 31, 2015

Statement of Assets and Liabilities

Assets	October 31, 2015
Unaffiliated investments, at value (identified cost, $237,599,210)	$224,191,253
Affiliated investment, at value (identified cost, $9,136,311)	9,136,311
Cash	3,939,780
Restricted cash*	1,101
Foreign currency, at value (identified cost, $512,434)	513,569
Interest receivable	5,086,581
Interest receivable from affiliated investment	2,078
Receivable for open forward foreign currency exchange contracts	2,322,277
Tax reclaims receivable	2,510
Total assets	$245,195,460

Liabilities
Cash collateral due to broker	$1,101
Written options outstanding, at value (premiums received, $70,710)	118,978
Payable for variation margin on open financial futures contracts	229
Payable for open forward foreign currency exchange contracts	7,491,194
Payable to affiliates:
Investment adviser fee	127,321
Trustees’ fees	1,403
Other	31,604
Accrued expenses	172,846
Total liabilities	$7,944,676
Net Assets applicable to investors’ interest in Portfolio	$237,250,784

Sources of Net Assets
Investors’ capital	$255,884,586
Net unrealized depreciation	(18,633,802)
Total	$237,250,784

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

24	See Notes to Financial Statements.

International Income Portfolio

October 31, 2015

Statement of Operations

Investment Income	Year Ended October 31, 2015
Interest (net of foreign taxes, $434,063)	$15,280,154
Interest allocated from affiliated investment	50,955
Expenses allocated from affiliated investment	(4,315)
Total investment income	$15,326,794

Expenses
Investment adviser fee	$2,205,867
Trustees’ fees and expenses	17,268
Custodian fee	612,299
Legal and accounting services	93,572
Interest expense	23,088
Miscellaneous	28,150
Total expenses	$2,980,244
Deduct —
Reduction of custodian fee	$146
Allocation of expenses to affiliate	153,397
Total expense reductions	$153,543

Net expenses	$2,826,701

Net investment income	$12,500,093

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $10,108)	$(27,955,299)
Investment transactions allocated from affiliated investment	48
Written options	70,531
Financial futures contracts	(211,689)
Foreign currency and forward foreign currency exchange contract transactions	2,234,861
Net realized loss	$(25,861,548)
Change in unrealized appreciation (depreciation) —
Investments	$1,086,866
Written options	(48,268)
Financial futures contracts	61,804
Foreign currency and forward foreign currency exchange contracts	(9,760,667)
Net change in unrealized appreciation (depreciation)	$(8,660,265)

Net realized and unrealized loss	$(34,521,813)

Net decrease in net assets from operations	$(22,021,720)

25	See Notes to Financial Statements.

International Income Portfolio

October 31, 2015

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2015(1)	2014(1)
From operations —
Net investment income	$12,500,093	$26,651,972
Net realized loss from investment transactions, written options, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(25,861,548)	(28,361,408)
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(8,660,265)	5,413,142
Net increase (decrease) in net assets from operations	$(22,021,720)	$3,703,706
Capital transactions —
Contributions	$24,820,459	$43,754,233
Withdrawals	(373,212,174)	(442,197,404)
Net decrease in net assets from capital transactions	$(348,391,715)	$(398,443,171)

Net decrease in net assets	$(370,413,435)	$(394,739,465)

Net Assets
At beginning of year	$607,664,219	$1,002,403,684
At end of year	$237,250,784	$607,664,219

(1)	Includes the accounts of the Subsidiary through April 1, 2015, as discussed in Note 1.

26	See Notes to Financial Statements.

International Income Portfolio

October 31, 2015

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2015		2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.81	%(2)(3)	0.83%	0.83%	0.88%	0.92%
Net investment income	3.56%		3.49%	3.20%	3.57%	2.81%
Portfolio Turnover	23%		42%	21%	37%	31%

Total Return	(5.84)%		0.90%	(0.35)%	3.93%	4.05%

Net assets, end of year (000’s omitted)	$237,251		$607,664	$1,002,404	$292,334	$206,656

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	The investment adviser reimbursed certain operating expenses (equal to 0.04% of average daily net assets for the year ended October 31, 2015). Absent this reimbursement, total return would be lower.

(3)	Includes interest expense of 0.01% for the year ended October 31, 2015.

27	See Notes to Financial Statements.

International Income Portfolio

October 31, 2015

Notes to Financial Statements — continued

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2015, Eaton Vance Diversified Currency Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund and Eaton Vance Short Duration Strategic Income Fund held an interest of 96.6%, less than 0.5% and less than 0.5%, respectively, in the Portfolio.

Prior to April 2, 2015, the Portfolio sought to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. As of the close of business on April 1, 2015, the Portfolio fully redeemed its investment in the Subsidiary. Net assets of the Subsidiary at such date, consisting primarily of cash and securities, were transferred to the Portfolio with no gain or loss for financial reporting purposes. As of October 31, 2015, the Subsidiary has been dissolved with the Cayman Islands authorities. The accompanying financial statements include the accounts of the Subsidiary through April 1, 2015. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

28

International Income Portfolio

October 31, 2015

Notes to Financial Statements — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio. Upon liquidation of the Subsidiary, the Portfolio will recognize gain or loss determined as the difference between the proceeds received (including cash and securities) and its tax basis in the Subsidiary.

As of October 31, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

29

International Income Portfolio

October 31, 2015

Notes to Financial Statements — continued

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and, prior to April 2, 2015, the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.625% of its respective average daily net assets up to $1 billion, 0.600% from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2015, the Portfolio’s investment adviser fee amounted to $2,205,867 or 0.625% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $153,397 of the Portfolio’s operating expenses for the year ended October 31, 2015. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

30

International Income Portfolio

October 31, 2015

Notes to Financial Statements — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and paydowns for the year ended October 31, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$41,812,759	$198,367,568
U.S. Government and Agency Securities	—	2,828,971

	$41,812,759	$201,196,539

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$251,618,698

Gross unrealized appreciation	$972,981
Gross unrealized depreciation	(19,264,115)

Net unrealized depreciation	$(18,291,134)

The net unrealized appreciation (depreciation) on foreign currency transactions and derivative contracts at October 31, 2015 on a federal income tax basis was $(5,391,207).

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2015 is included in the Portfolio of Investments.

Written options activity for the year ended October 31, 2015 was as follows:

	Principal Amount of Contracts (000’s omitted)							Premiums Received

Currency	BRL	GBP	INR	MXN	PLN	SEK	TRY	USD

Outstanding, beginning of year	—	—	—	—	—	—	—	—
Options written	15,487	1,691	205,193	135,258	9,596	21,296	14,479	193,057
Options exercised	(15,487)	—	—	—	—	—	(7,363)	(51,816)
Options expired	—	(1,691)	—	(135,258)	(9,596)	(21,296)	—	(70,531)

Outstanding, end of year	—	—	205,193	—	—	—	7,116	70,710

BRL	–	Brazilian Real
GBP	–	British Pound Sterling
INR	–	Indian Rupee
MXN	–	Mexican Peso

PLN	–	Polish Zloty
SEK	–	Swedish Krona
TRY	–	New Turkish Lira
USD	–	United States Dollar

31

International Income Portfolio

October 31, 2015

Notes to Financial Statements — continued

At October 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $7,610,172. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $4,391,785 at October 31, 2015.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at October 31, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2015 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$129,701	$—	$129,701
Receivable for open forward foreign currency exchange contracts	2,322,277	—	2,322,277

Total Asset Derivatives	$2,451,978	$—	$2,451,978

Derivatives not subject to master netting or similar agreements	$—	$—	$—

Total Asset Derivatives subject to master netting or similar agreements	$2,451,978	$—	$2,451,978

32

International Income Portfolio

October 31, 2015

Notes to Financial Statements — continued

	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$(118,978)	$—	$(118,978)
Net unrealized depreciation*	—	(1,600)	(1,600)
Payable for open forward foreign currency exchange contracts	(7,491,194)	—	(7,491,194)

Total Liability Derivatives	$(7,610,172)	$(1,600)	$(7,611,772)

Derivatives not subject to master netting or similar agreements	$—	$(1,600)	$(1,600)

Total Liability Derivatives subject to master netting or similar agreements	$(7,610,172)	$—	$(7,610,172)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of October 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$599,357	$(599,357)	$—	$—	$—
BNP Paribas	282,324	(234,389)	—	—	47,935
Citibank, N.A.	87,924	(87,924)	—	—	—
Deutsche Bank AG	56,890	(56,890)	—	—	—
Goldman Sachs International	9,275	(9,275)	—	—	—
ICBC Standard Bank plc	38,465	(38,465)	—	—	—
JPMorgan Chase Bank, N.A.	3,707	(3,707)	—	—	—
Morgan Stanley & Co. International PLC	55,972	(55,972)	—	—	—
Standard Chartered Bank	1,318,064	(1,318,064)	—	—	—

	$2,451,978	$(2,404,043)	$—	$—	$47,935

33

International Income Portfolio

October 31, 2015

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(178,906)	$—	$—	$—	$(178,906)
Bank of America, N.A.	(644,628)	599,357	45,271	—	—
Barclays Bank PLC	(848,848)	—	596,904	—	(251,944)
BNP Paribas	(234,389)	234,389	—	—	—
Citibank, N.A.	(1,024,785)	87,924	683,413	—	(253,448)
Deutsche Bank AG	(280,283)	56,890	—	—	(223,393)
Goldman Sachs International	(314,411)	9,275	299,847	—	(5,289)
HSBC Bank USA, N.A.	(8,412)	—	—	—	(8,412)
ICBC Standard Bank plc	(471,044)	38,465	416,018	—	(16,561)
JPMorgan Chase Bank, N.A.	(276,437)	3,707	264,865	—	(7,865)
Morgan Stanley & Co. International PLC	(111,353)	55,972	—	—	(55,381)
Standard Chartered Bank	(3,160,062)	1,318,064	1,841,998	—	—
UBS AG	(56,614)	—	—	—	(56,614)

	$(7,610,172)	$2,404,043	$4,148,316	$—	$(1,057,813)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2015 was as follows:

Statement of Operations Caption	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$(3,518)	$—
Financial futures contracts	—	(211,689)
Written options	70,531	—

Foreign currency and forward foreign currency exchange contract transactions	3,778,250	—

Total	$3,845,263	$(211,689)

Change in unrealized appreciation (depreciation) —
Investments	$(43,822)	$—
Financial futures contracts	—	61,804
Written options	(48,268)	—

Foreign currency and forward foreign currency exchange contracts	(10,035,162)	—

Total	$(10,127,252)	$61,804

34

International Income Portfolio

October 31, 2015

Notes to Financial Statements — continued

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts

$6,100,000	$350,022,000

The average principal amount of purchased currency options contracts outstanding during the year ended October 31, 2015, which is indicative of the volume of this derivative type, was approximately $1,330,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2015.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

35

International Income Portfolio

October 31, 2015

Notes to Financial Statements — continued

At October 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$84,013,279	$—	$84,013,279
Foreign Corporate Bonds	—	1,412,856	—	1,412,856
Collateralized Mortgage Obligations	—	830,176	—	830,176
Mortgage Pass-Throughs	—	4,139,319	—	4,139,319
U.S. Treasury Obligations	—	48,266,282	—	48,266,282
Currency Options Purchased	—	129,701	—	129,701
Short-Term Investments —
Foreign Government Securities	—	42,405,805	—	42,405,805
U.S. Treasury Obligations	—	42,993,835	—	42,993,835
Other	—	9,136,311	—	9,136,311

Total Investments	$—	$233,327,564	$—	$233,327,564

Forward Foreign Currency Exchange Contracts	$—	$2,322,277	$—	$2,322,277

Total	$—	$235,649,841	$—	$235,649,841

Liability Description

Currency Options Written	$—	$(118,978)	$—	$(118,978)

Forward Foreign Currency Exchange Contracts	—	(7,491,194)	—	(7,491,194)
Futures Contracts	(1,600)	—	—	(1,600)

Total	$(1,600)	$(7,610,172)	$—	$(7,611,772)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

36

International Income Portfolio

October 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of International Income Portfolio:

We have audited the accompanying statement of assets and liabilities of International Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of International Income Portfolio as of October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2015

37

Eaton Vance

Diversified Currency Income Fund

October 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and International Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees
Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates
(1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm)
(1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

38

Eaton Vance

Diversified Currency Income Fund

October 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.
John R. Baur 1970	President of the Portfolio	2012	Vice President of EVM and BMR.
Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.
James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.
Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

39

Eaton Vance

Diversified Currency Income Fund

October 31, 2015

Management and Organization — continued

(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

41

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Investment Adviser of International Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Diversified Currency Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3042    10.31.15

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/14	10/31/15
Audit Fees	$74,500	$60,080
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$35,740	$28,196
All Other Fees(3)	$0	$0

Total	$110,240	$88,276

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/14	10/31/15
Registrant	$35,740	$28,196
Eaton Vance(1)	$99,750	$46,000

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date: December 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: December 15, 2015

By:	/s/ John R. Baur
John R. Baur
President

Date: December 15, 2015